Parts and Supplies Inventory (Tables)	9 Months Ended
Sep. 30, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory
Parts and supplies inventory consists primarily of aircraft parts and materials and supplies. Parts and supplies inventory, net of reserve, consisted of the following:

(In thousands)	December 31, 2023	December 31, 2022
Aircraft parts	$4,824	$3,350
Materials and supplies	318	2,522
	$5,142	$5,872
Parts and supplies inventory, net, net of reserve of $165 and $0 as of September 30, 2024 and December 31, 2023, respectively, consisted of the following:

	September 30, 2024	December 31, 2023
Aircraft parts	$5,465	$4,824
Materials and supplies	678	318
Less: parts and supplies inventory reserve	(165)	—
	$5,978	$5,142